Intagible Asset, Net (Details Narrative) (USD $)	12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 30,609	$ 30,610	$ 168,363